Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Accounting Policies [Line Items]
Schedule of Reconciliation Net Loss Per Ordinary Share Basic and Diluted
The following table sets forth the computation of basic and diluted net income (loss) per common share:

	March 31, 2026	March 31, 2025
Numerator:
Net income (loss)	$13,367,096	$(220,351)
Undistributed earnings allocated to participating securities	(257,544)	—

Net income (loss)—basic	$13,109,552	$(220,351)

Net income (loss)	$13,367,096	$(220,351)
Change in fair value of Simple Agreements for Future Equity	(13,419,233)	—
Undistributed earnings allocated to participating securities	(241,038)	—

Net loss—diluted	$(293,175)	$(220,351)

Denominator:
Denominator for basic net income (loss) per share—common shares outstanding	921,519	900,213
Effect of dilutive securities:
Expected shares from SAFEs	64,344	—

Denominator for diluted net loss per share—common shares outstanding	985,863	900,213

Net income (loss) per share—basic	$14.23	$(0.24)
Net loss per share—diluted	$(0.30)	$(0.24)

Schedule Of Antidilutive Securities Excluded From Computation Of Earnings PerShare
The following outstanding potentially dilutive shares have been excluded from the calculation of diluted net income (loss) per share for the periods presented because including them would have been antidilutive (in common stock equivalent shares):

	March 31, 2026	March 31, 2025
Unvested shares of restricted stock purchase agreements	31,833	2,083
Expected shares from SAFE notes	—	22,358

Total potentially dilutive securities	31,833	24,441

The following table sets forth the outstanding potentially dilutive securities that have been excluded in the calculation of diluted net loss per common share because doing so would be anti-dilutive (in common stock equivalent shares):

	Year Ended December 31, 2025	Period from July 8, 2024 (inception) to December 31, 2024
Unvested shares of restricted stock purchase agreements	21,146	2,396
Expected shares from SAFE notes	55,149	17,956
Total potentially dilutive securities	76,295	20,352

GIGCAPITAL7 CORP [Member]
Accounting Policies [Line Items]
Schedule of Class A common stock subject to possible redemption
As of March 31, 2026 and December 31, 2025, the Class A ordinary shares subject to possible redemption reflected on the condensed consolidated balance sheets are reconciled in the following table:

Class A ordinary shares subject to possible redemption, December 31, 2025	$211,537,310
Plus:
Accretion of carrying value to redemption value— three months ended March 31, 2026	1,869,218

Class A ordinary shares subject to possible redemption, March 31, 2026	$213,406,528

As of December 31, 2025 and 2024, the Class A ordinary shares subject to possible redemption reflected on the consolidated balance sheet are reconciled in the following table:

Gross proceeds	$200,000,000
Less:
Fair value of public warrants at issuance	(18,460,769)
Ordinary share issuance costs	(1,208,380)
Plus:
Accretion of carrying value to redemption value—period from May 8, 2024 (inception) through December 31, 2024	22,757,853
Class A ordinary shares subject to possible redemption, December 31, 2024	203,088,704
Plus:
Accretion of carrying value to redemption value—year ended December 31, 2025	8,448,606
Class A ordinary shares subject to possible redemption, December 31, 2025	$211,537,310